Contingencies	12 Months Ended
Mar. 31, 2020
Disclosure of contingencies [Abstract]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]
31.	Contingencies

a)	In the previous years, the Group had received assessment orders from the Income-tax Department of India (Department) for various financial years disallowing certain expenditure like bandwidth charges and foreign currency payments for non-deduction of withholding taxes. The Company appealed against those orders before Commissioner of Income Tax (Appeals) (CIT(A))/ Appellate Tribunals and received favorable orders. The department has filed appeals before Hon’ble High Court disputing CIT(A) orders. The Group believes that the appeal by the department is not sustainable and consequently no loss contingency exists as at March 31, 2020. Income tax claims against the company as at March 31, 2020 amounted to ₹ Nil (March 31, 2019: ₹ 8,028).

b)	Contingencies as at March 31, 2020 due to certain service tax claims amounted to ₹ 434,864 (March 31, 2019: ₹ 443,005) and due to sales tax claims amounted to ₹ 9,386 (March 31, 2019: ₹1,080).

c)	The Group has entered into a contract with Emirates Integrated Telecom for the construction and supply of capacity from the Europe India Gateway. As per the contract with Emirates, the Group is required to pay its share of decommissioning costs if any that may arise in the future. No provision has been made by the Group for such decommissioning costs as the amount of provision cannot be measured reliably as at March 31, 2020.

d)	Effective 2012-13, the Company has participated in the Export Promotion Capital Goods Scheme (“the scheme”) under which capital equipment is permitted to be imported against a specific license at a substantially reduced customs duty, subject to fulfilment of obligation to export services rendered by use of capital equipment imported under the scheme to the extent of over
6 times
(March 31,2019:
6 times
) the value of duty saved over a period of 6 years (March 31,2019: 6 years) from the date of obtaining the license. In case of failure to meet the export obligation, the Company would be liable to pay the differential between the normal duty and the duty saved under the scheme along with interest.

As of March 31, 2020, the company is holding 58 (March 31, 2019: 58) licenses with a corresponding export obligation of
₹
4,851,099 (March 31, 2019:
₹
4,851,099). Considering the track record of the exports, the Company believes it would be able to meet the export-obligation within the time frame and would not be exposed to any liability on account of the above scheme.

e)	In respect of contingencies arising on legal proceedings, refer to Note 32.